Supplemental Oil and Gas Information (Unaudited) (Details 3)	12 Months Ended
	Dec. 31, 2012 MMcfe	Dec. 31, 2011 MMcfe	Dec. 31, 2010 MMcfe
Estimates of net reserves
Beginning of year Equivalent	832,913	396,708	145,204
Extensions and discoveries, Equivalent	71,192	80,120	38,476
Purchase of minerals in place, Equivalent	224,202	376,580	194,426
Production, Equivalent	(43,329)	34,755	(18,366)
Sale of minerals in place, Equivalent	(29,499)	(138)
Reserves retained by our predecessor, Equivalent		(3,335)
Revision of previous estimates, Equivalent	(40,384)	17,733	36,968
End of year, Equivalent	1,015,095	832,913	396,708
Beginning of year, Proved developed reserve, Equivalent	589,504	298,671	98,339
End of year, Proved developed reserve, Equivalent	619,704	589,504	298,671
Beginning of year, Proved undeveloped reserve, Equivalent	243,409	98,037	46,865
End of year, Proved undeveloped reserve, Equivalent	395,391	243,409	98,037
Oil [Member]
Estimates of net reserves
Beginning of year	27,150	16,280	10,011
Extensions and discoveries	7,501	1,739	171
Purchase of minerals in place	11,336	7,518	3,682
Production	(1,519)	(1,112)	(731)
Sale of minerals in place	(4,214)	(1)
Reserves retained by our predecessor		(23)
Revision of previous estimates	(1,165)	2,749	3,147
End of year	39,089	27,150	16,280
Beginning of year, Proved developed reserve	19,332	12,967	6,135
End of year, Proved developed reserve	24,515	19,332	12,967
Beginning of year, Proved undeveloped reserve	7,818	3,313	3,876
End of year, Proved undeveloped reserve	14,574	7,818	3,313
Natural Gas [Member]
Estimates of net reserves
Beginning of year	579,751	291,074	85,137
Extensions and discoveries	19,869	55,454	35,951
Purchase of minerals in place	113,617	269,653	169,515
Production	(29,744)	(25,829)	(13,549)
Sale of minerals in place	(4,214)	(132)
Reserves retained by our predecessor		(3,198)
Revision of previous estimates	(74,839)	(7,271)	14,020
End of year	604,440	579,751	291,074
Beginning of year, Proved developed reserve	413,431	214,916	61,527
End of year, Proved developed reserve	376,932	413,431	214,916
Beginning of year, Proved undeveloped reserve	166,320	76,158	23,610
End of year, Proved undeveloped reserve	227,508	166,320	76,158
NGL [Member]
Estimates of net reserves
Beginning of year	15,045	1,326
Extensions and discoveries	1,053	2,371	249
Purchase of minerals in place	7,095	10,142	470
Production	(745)	(375)	(72)
Sale of minerals in place
Reserves retained by our predecessor
Revision of previous estimates	6,904	1,581	679
End of year	29,352	15,045	1,326
Beginning of year, Proved developed reserve	10,015	992
End of year, Proved developed reserve	15,947	10,015	992
Beginning of year, Proved undeveloped reserve	5,030	334
End of year, Proved undeveloped reserve	13,405	5,030	334